Segmented Information - Additional Information (Details) - Customer concentration risk - customer	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
100% of concentrate and silver and gold sales revenue
Disclosure of operating segments [line items]
Number of significant customers	25
Total sales
Disclosure of operating segments [line items]
Number of significant customers	3	3
Customer A | Total sales
Disclosure of operating segments [line items]
Concentration risk (percent)	25.00%	21.00%
Customer B | Total sales
Disclosure of operating segments [line items]
Concentration risk (percent)	20.00%	21.00%
Customer C | Total sales
Disclosure of operating segments [line items]
Concentration risk (percent)	17.00%	12.00%